UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2010
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
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Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
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Form 13F File Number:    28-3130
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-823-1264
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           07/09/2010
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       73
                                         -------------
Form 13F Information Table Value Total:   1,197,812
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AmSurg Corp                    COM              03232p405    25562  1434456 SH       Sole                  1434456
Ambassadors Group Inc          COM              023177108     1921   170125 SH       Sole                   170125
Amerisafe, Inc.                COM              03071h100      581    33100 SH       Sole                    33100
Arthur J Gallagher & Co.       COM              363576109     3046   124945 SH       Sole                   124945
Bank of the Ozarks             COM              063904106     6354   179150 SH       Sole                   179150
Bed Bath and Beyond            COM              075896100    20926   564360 SH       Sole                   564360
Berkshire Hathaway A           COM              084670108    39480      329 SH       Sole                      329
Berkshire Hathaway B           COM              084670702    14713   184630 SH       Sole                   184630
Biglari Holdings, Inc.         COM              08986r101      746     2600 SH       Sole                     2600
Brookfield Asset Management    COM              112585104    27641  1221959 SH       Sole                  1221959
Brown & Brown Inc.             COM              115236101    57259  2991600 SH       Sole                  2991600
CBL & Associates Properties    COM              124830100      579    46532 SH       Sole                    46532
Camden National Corp           COM              133034108      204     7436 SH       Sole                     7436
Carmax                         COM              143130102    20820  1046215 SH       Sole                  1046215
Clarcor Inc.                   COM              179895107      228     6424 SH       Sole                     6424
Cognex Corporation             COM              192422103     1406    80000 SH       Sole                    80000
Contango Oil & Gas             COM              21075n204      479    10710 SH       Sole                    10710
Courier Corp                   COM              222660102     4161   340818 SH       Sole                   340818
Digital River                  COM              25388b104    22959   960228 SH       Sole                   960228
Donaldson Co., Inc.            COM              257651109    30921   724996 SH       Sole                   724996
EOG Resources Inc.             COM              26875p101    40592   412645 SH       Sole                   412645
Exactech Inc.                  COM              30064e109      445    26065 SH       Sole                    26065
Exxon Mobil Corp               COM              30231G102      202     3536 SH       Sole                     3536
Federated Investors            COM              314211103    17716   855429 SH       Sole                   855429
Forward Air                    COM              349853101    33472  1228313 SH       Sole                  1228313
Franklin Resources             COM              354613101    23883   277096 SH       Sole                   277096
General Electric Co            COM              369604103     8761   607583 SH       Sole                   607583
Glenville Bank Hldg Co.        COM              37908p109      207     2756 SH       Sole                     2756
Graco                          COM              384109104    16769   594855 SH       Sole                   594855
Heartland Express              COM              422347104    35271  2429124 SH       Sole                  2429124
Hilltop Holdings               COM              432748101      126    12600 SH       Sole                    12600
Houston Wire & Cable Company   COM              44244K109      625    57600 SH       Sole                    57600
Idex Corporation               COM              45167R104    35347  1237192 SH       Sole                  1237192
Illinois Tool Works            COM              452308109    24788   600493 SH       Sole                   600493
John Wiley & Sons              COM              968223206    53936  1394787 SH       Sole                  1394787
Johnson & Johnson              COM              478160104    39398   667087 SH       Sole                   667087
Joy Global Inc.                COM              481165108     5600   111800 SH       Sole                   111800
Kaydon Corp                    COM              486587108    16040   488137 SH       Sole                   488137
Knight Transportation Inc.     COM              499064103    24036  1187559 SH       Sole                  1187559
Lab Corp                       COM              50540r409    17622   233875 SH       Sole                   233875
M & T Bank Corp                COM              55261F104    12675   149200 SH       Sole                   149200
Markel Corp                    COM              570535104    46632   137154 SH       Sole                   137154
Martin Marietta Mat            COM              573284106     9650   113784 SH       Sole                   113784
McGrath Rentcorp               COM              580589109    24141  1059745 SH       Sole                  1059745
Mednax Inc.                    COM              58502b106    52807   949601 SH       Sole                   949601
Merchants Bancshares Inc.      COM              588448100      216     9726 SH       Sole                     9726
Meredith Corp                  COM              589433101    35432  1138181 SH       Sole                  1138181
Metro Bancorp Inc.             COM              59161r101      133    10751 SH       Sole                    10751
Micros Systems                 COM              594901100     3098    97201 SH       Sole                    97201
Mohawk Industries              COM              608190104    14637   319873 SH       Sole                   319873
NBT Bancorp Inc.               COM              628778102     1531    74976 SH       Sole                    74976
OneBeacon                      COM              G67742109     7246   506016 SH       Sole                   506016
Patterson Companies Inc.       COM              703395103    14704   515375 SH       Sole                   515375
Protective Life Corp.          COM              743674103    32857  1536107 SH       Sole                  1536107
Rofin-Sinar                    COM              775043102      491    23600 SH       Sole                    23600
Ross Stores Inc.               COM              778296103    39412   739582 SH       Sole                   739582
SCBT Financial                 COM              78401v102     3099    87981 SH       Sole                    87981
Southern National Bancorp of V COM              843395104      160    21950 SH       Sole                    21950
Sterling Bancorp               COM              859158107      147    16300 SH       Sole                    16300
Strayer Education              COM              863236105     1917     9222 SH       Sole                     9222
Stryker Corp                   COM              863667101    20646   412425 SH       Sole                   412425
TCF Financial                  COM              872275102    24215  1457858 SH       Sole                  1457858
Trustco Bank Corp              COM              898349105      125    22271 SH       Sole                    22271
US Ecology, Inc.               COM              91732j102     4123   282950 SH       Sole                   282950
Washington Banking Co.         COM              937303105      145    11325 SH       Sole                    11325
Watson Pharmaceuticals         COM              942683103      341     8400 SH       Sole                     8400
Websense                       COM              947684106      573    30300 SH       Sole                    30300
Westamerica Bank               COM              957090103    13787   262511 SH       Sole                   262511
White Mtns Insurance           COM              G9618E107    57824   178358 SH       Sole                   178358
Winthrop Realty Trust          COM              976391102      583    45500 SH       Sole                    45500
Xilinx Inc                     COM              983919101    21447   849064 SH       Sole                   849064
Yum Brands                     COM              988498101    38755   992695 SH       Sole                   992695
Zebra Technologies A           COM              989207105    39441  1554614 SH       Sole                  1554614